Income taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Taxes [Line Items]
Decrease in net deferred liabilities			¥ 218,323
Decrease in provision for income taxes			¥ 249,694
Japanese Tax Authority
Income Taxes [Line Items]
Statutory tax rate	30.90%	30.90%	31.10%
Operating loss carryforwards for tax purposes	¥ 18,776
Tax credit carryforwards	4,579
Undistributed earnings of foreign subsidiaries	4,205,058
Undistributed earnings of foreign subsidiaries, additional tax provision, estimate	¥ 152,190
Tax years remain open to examination by various tax jurisdictions	on and after April 1, 2013
Japanese Tax Authority | Minimum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2021
Expiration date for tax credit carryforwards	2021
Japanese Tax Authority | Maximum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2030
Expiration date for tax credit carryforwards	2023
Foreign Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards for tax purposes	¥ 402,628
Tax credit carryforwards	¥ 67,098
Tax years remain open to examination by various tax jurisdictions	April 1, 2002
Foreign Tax Authority | Minimum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2021
Expiration date for tax credit carryforwards	2021
Foreign Tax Authority | Maximum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2040
Expiration date for tax credit carryforwards	2040